Share-Based Payments (Summary Of Stock Option Activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Nov. 30, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, stock options, beginning balance (in shares)	52,500
Grants, stock options (in shares)	20,000
Exercises, stock options (in shares)	(15,000)
Outstanding, stock options, ending balance (in shares)	57,500
Vested and expected to vest in the future, Stock Options (in shares)	57,500
Exercisable, stock options (in shares)	57,500
Available for grant, stock options (in shares)	9,551,316
Outstanding, weighted average exercise price, beginning balance (in usd per share) | $ / shares	$ 28.62
Grants, weighted average exercise price (in usd per share) | $ / shares	39.62
Exercises, weighted average exercise price (in usd per share) | $ / shares	18.19
Outstanding, weighted average exercise price, ending balance (in usd per share) | $ / shares	35.16
Vested and expected to vest in the future, weighted average exercise price (in usd per share) | $ / shares	35.16
Exercisable, weighted average exercise price (in usd per share) | $ / shares	$ 35.16
Outstanding, weighted average remaining contractual life (in years)	1 year 4 months 24 days
Vested and expected to vest in the future, weighted average remaining contractual life (in years)	1 year 4 months 24 days
Exercisable, weighted average remaining contractual life (in years)	1 year 4 months 24 days
Outstanding, aggregate intrinsic value | $	$ 694
Vested and expected to vest in the future, aggregate intrinsic value | $	694
Exercisable, aggregate intrinsic value | $	$ 694